Leases	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Leases	LEASES
The Company as a lessee

The Company has lease contracts for leasehold land and buildings. Leases of buildings (including car park spaces) generally have lease terms between 2 and 10 years. Lump sum payments were made upfront to acquire the leasehold land from the owners with lease periods of 50 years, and no ongoing payments will be made under the terms of these leasehold land. Other buildings and rooms generally have lease terms of 12 months or less from the commencement date and do not contain a purchase option. The group applies the short-term lease recognition exemption to its short-term leases. Collaboration assets represent the Company’s share of assets leased to the collaboration from Janssen, which purchased the assets on behalf of the collaboration, in connection with the Janssen Agreement. Collaboration assets under construction that will be leased to the collaboration from Janssen when placed into service are classified as collaboration prepaid leases on the consolidated financial statements.
(a)Right-of-use assets

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Leasehold land	4,357	4,862
Lease buildings	23,016	2,324
Collaboration assets	28,217	31,097
Total	55,590	38,283
The carrying amounts of the Company’s right-of-use assets and the movements during the year are as follows:

	Non-Collaboration Assets Leased		Collaboration Assets Leased
	Leasehold land	Buildings	Buildings	Machinery and equipment	Computer and office equipment	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2022
Right-of-use assets at January 1, 2022	4,862	2,324	19,907	11,174	16	38,283
Additions	—	23,163	—	298	—	23,461
Accumulated depreciation	—	—	—	—	—	—
Exchange realignment	(408)	(3)	—	—	—	(411)
Depreciation of right-of-use assets	(97)	(2,468)	(1,412)	(1,761)	(5)	(5,743)
Right-of-use assets at December 31, 2022	4,357	23,016	18,495	9,711	11	55,590
December 31, 2021
Right-of-use assets at January 1, 2021	4,851	3,158	21,311	10,201	21	39,542
Additions	—	678	7	2,517	—	3,202
Lease modifications	—	(59)	—	(53)	—	(112)
Exchange realignment	112	(62)	—	—	—	50
Depreciation of right-of-use assets	(101)	(1,391)	(1,411)	(1,491)	(5)	(4,399)
Right-of-use assets at December 31, 2021	4,862	2,324	19,907	11,174	16	38,283
(b)Lease liabilities
Lease liabilities are as indicated below:
At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term.

	2022	2021
	US$’000	US$’000
Carrying amount at January 1	2,504	3,373
Additions	23,703	678
Lease modification	—	—
Disposals	—	(68)
Accretion of interest recognized during the year	527	142
Payments	(3,123)	(1,561)
Exchange realignment	(9)	(60)
Carrying amount at December 31	23,602	2,504
Analyzed into:
Current portion	3,563	911
Non-current portion	20,039	1,593
Total	23,602	2,504
(c)The amounts recognized in profit or loss in relation to leases are as follows:

	2022	2021
	US$’000	US$’000
Interest on lease liabilities	527	142
Depreciation charge of right-of-use assets	5,743	4,399
Expense relating to short-term leases	1,132	182
Total amount recognized in profit or loss	7,402	4,723
The maturity analysis of lease liabilities is disclosed in note 35 to the financial statements. The total cash outflow for leases is disclosed in note 31 (c) to the financial statements.
The Company as a lessor

The Company leases assets it owns to the collaboration in accordance with the Janssen Agreement. These are finance leases for which the Company recognized an insignificant amount of finance income for the year ended December 31, 2022 and 2021.
At December 31, 2022 and 2021, the undiscounted minimum lease payments receivables by the Company in future periods under non-cancellable operating leases with its tenants are as follows:

	2022	2021
	US$’000	US$’000
Finance leases:
Within one year	583	94